Class D Shares [Member] Performance Management - Class D Shares [Member] - Janus Henderson Government Money Market Fund	Jun. 30, 2024
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. American Cancer Society Support – Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance shown for American Cancer Society Support – Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers. If American Cancer Society Support – Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for the periods following the Fund’s commencement of American Cancer Society Support – Class D Shares reflects the fees and expenses of American Cancer Society Support – Class D Shares, net of any applicable fee and expense limitations or waivers.
The bar chart depicts the change in performance from year to year during the periods indicated. The table shows how the Fund’s returns over different periods average out. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.
The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/allfunds or by calling 1‑800‑525‑3713.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart depicts the change in performance from year to year during the periods indicated. The table shows how the Fund’s returns over different periods average out. All figures assume reinvestment of dividends and distributions.
Bar Chart [Heading]	Annual Total Returns for Class D Shares (calendar year-end)
Bar Chart Closing [Text Block]

Best Quarter: 4th Quarter 2023 1.22% Worst Quarter: 4th Quarter 2014 0.00%

Year to Date Return, Label [Optional Text]	Class D Shares’ year‑to‑date return as of the calendar quarter ended September 30, 2024 was 3.63%.
Performance Table Heading	Average Annual Total Returns (periods ended 12/31/23)
Money Market Seven Day Yield, Caption [Optional Text]	The 7‑day yield on December 31, 2023 was 4.82% for Janus Henderson Government Money Market Fund.
Money Market Seven Day Yield	4.82%
Performance Availability Website Address [Text]	janushenderson.com/allfunds
Performance Availability Phone [Text]	1‑800‑525‑3713
American Cancer Society Support - Class D
Prospectus [Line Items]
Bar Chart, Year to Date Return	3.63%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	1.22%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Dec. 31, 2014